Contract costs (Tables)	12 Months Ended
Sep. 30, 2018
Revenue From Contracts With Customers [Abstract]
Disclosure of Contract Costs

	As at September 30, 2018			As at September 30, 2017
	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
	$	$	$	$	$	$
Transition costs	461,262	235,931	225,331	420,475	185,461	235,014
Incentives	71,748	53,932	17,816	58,978	50,936	8,042
	533,010	289,863	243,147	479,453	236,397	243,056